Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (2,403)	$ (3,937)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	2,189	2,705
Amortization of special survey costs	97	117
Amortization and write-off of financing costs	153	131
(Loss) / Gain from financial derivative instrument	(2)	25
Gain on sale of vessel, net	(7)
Bad debt provisions		26
Issuance of common stock under the promissory note	56
Changes in assets and liabilities:
Inventories	(1)	103
Trade accounts receivable, net	780	2,150
Prepayments and other assets	96	(237)
Special survey cost	(155)	(480)
Trade accounts payable	(1,088)	(178)
Due to related parties	(5,563)	1,625
Hire / freight collected in advance	(1,388)	952
Accrued and other liabilities	120	181
Net cash provided by / (used in) operating activities	(7,116)	3,183
Cash flow from investing activities:
Proceeds from the sale of vessel, net	13,197
Ballast water treatment system installation	(56)	(268)
Net cash (used in) / provided by investing activities	13,141	(268)
Cash flows from financing activities:
Repayment of long-term debt	(7,256)	(2,201)
Gross proceeds from issuance of common stock		43
Common stock offering costs	(34)	(1)
Net cash used in financing activities	(7,290)	(2,159)
Net increase / (decrease) in cash and cash equivalents and restricted cash	(1,265)	756
Cash and cash equivalents and restricted cash at the beginning of the period	5,176	4,204	$ 4,204
Cash and cash equivalents and restricted cash at the end of the period	3,911	4,960	5,176
SUPPLEMENTAL INFORMATION:
Cash paid for interest	2,198	2,623
Non-cash financing activities-issuance of common stock under the promissory note	112
Reconciliation table of cash and restricted cash
Cash and cash equivalents	10		1,441
Restricted cash, current portion	701		535
Restricted cash, net of current portion	3,200		3,200
Total cash and cash equivalents and restricted cash	$ 3,911		$ 5,176